EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY [Abstract]
EQUITY
22.	EQUITY

Issued share capital

On April 13, 2023, Bitdeer completed the Business Combination described in Note 6(a), upon which the Group’s equity structure changed to that of BTG and the authorized share capital is US$50,000 divided into: (i) 499,600,000,000 Class A ordinary shares with a par value of US$0.0000001 each, (ii) 200,000,000 Class V ordinary shares with a par value of US$0.0000001 each, (iii) 200,000,000 undesignated shares with a par value of US$0.0000001 each. Upon completion of the Business Combination, all issued and outstanding 4,384,796,703 Class A ordinary shares, 453,892,313 Series A preferred shares, 870,232,230 Series B preferred shares and 1,314,267,705 Series B+ preferred shares of Bitdeer were cancelled in exchange for newly issued 60,281,185 Class A ordinary shares of BTG at an exchange ratio of approximately 0.00858. All issued and outstanding 5,631,795,619 Class B ordinary shares and 7,141,236 Series A preferred shares were cancelled in exchange for newly issued 48,399,922 Class V ordinary shares of BTG at an exchange ratio of approximately 0.00858. All issued and outstanding 2,607,498 ordinary shares of BSGA were cancelled in exchange for newly issued 2,607,498 Class A ordinary shares of BTG.

Each share of Class A ordinary shares is granted 1 vote and each share of Class V ordinary shares is granted 10 votes. All classes of ordinary shares are entitled to dividend and rank pari passu except for voting rights.

In August 2023, the Group entered into a purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Pursuant to the purchase agreement, the Group has the right to sell to B. Riley Principal Capital II, up to US$150,000,000 of its Class A ordinary shares with a par value US$0.0000001 per share. The purchase agreement has the maturity date of up to 36-month anniversary from the commencement date or on the date which B. Riley Principal Capital II shall have purchased Class A ordinary shares of an aggregate gross purchase price of US$150,000,000 or other termination conditions stated in the purchase agreement. During the year ended December 31, 2024 and 2023, the Group newly issued 6,922,648 and 1,166,533 Class A ordinary shares with net proceeds, after transaction costs, of approximately US$51.6 million and US$9.5 million, respectively.

In March 2024, the Group entered into an At Market Issuance Sales Agreement (the “2024 At Market Issuance Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co., Needham & Company, LLC, Roth Capital Partners, LLC, StockBlock Securities LLC and Rosenblatt Securities Inc. (the “Sales Agents”). Pursuant to the sales agreement, the Group has the right to sell to the Sales Agents from time to time of its Class A ordinary shares with a par value US$0.0000001 per share. During the year ended December 31, 2024, the Group newly issued 23,313,347 Class A ordinary shares with net proceeds, after transaction costs, of approximately US$335.1 million.

In April 2024, the Group issued 417,130 Class A ordinary shares to Renol Invest AS and Bryhni.com AS in connection with the Norway Acquisition, as described in Note 6(b). The fair value of the Class A ordinary shares was determined based on the number of shares transferred and the closing price on the acquisition date, amounting to US$2.4 million.

In May 2024, the Group issued 18,587,360 Class A ordinary shares in connection with the private placement with Tether as described in Note 18. The residual net transaction amount of US$87.4 million was recognized as an equity component.

In July and November 2024, the holder of promissory note converted principal amount of US$8.0  million for 1,086,070  Class A ordinary shares at a conversion price of US$7.3660 per share. Also see Note 17.

In September and December 2024, the Group issued 18,786,600 and 383,400 Class A ordinary shares, respectively. Of these, 12,514,600 and 255,400 shares, respectively, were included as part of the purchase consideration to the shareholders of FreeChain in connection with the FreeChain Acquisition, with a fair value of US$74.9 million, as described in Note 6(c).

In November 2024, the Group issued 9,160,220 Class A ordinary shares in connection with the extinguishment of certain principal amount associated with the August 2024 convertible notes. Also see Note 17.

As of December 31, 2024 and 2023, the Group issued 8,088,970 and 5,554,302 shares, respectively, which were reserved for future issuance upon the exercise of awards granted under the share incentive plans. As of December 31, 2024 and 2023, 6,130,708 and 5,436,385 of these shares, respectively, were considered not outstanding.

Treasury equity

In June and October 2023, the board of directors of the Group approved the adoption of two share repurchase programs which authorized to repurchase Class A ordinary shares of the Group up to US$1.0 million worth during the period from June 16, 2023 to December 15, 2023 (as amended) and up to US$2.0 million worth during the period from October 18, 2023 to April 17, 2024, respectively. During the year ended December 31, 2023, the Group purchased 606,756 Class A ordinary shares for approximately US$2.6 million under the share repurchase programs. These shares were cancelled during the year ended December 31, 2024.

In September 2024, the board of directors of the Group approved the adoption of a share repurchase program (the “2024 Share Repurchase Program”) which authorized to repurchase Class A ordinary share of the Group up to US$10,000,000 worth during the period from September 9, 2024 to September 8, 2025. During the year ended December 31, 2024, the Group purchased 145,762 Class A ordinary share for approximately US$0.9 million under the share repurchase program.

In connection with the issuance of the November 2024 convertible senior notes, the Group entered into a zero-strike call option transaction (“Zero-Strike Call Option”) with Barclays Bank PLC (“Barclays”) to purchase an option to call for 14,298,480 Class A ordinary shares of the Group for approximately US$160.0 million in November 2024. The Zero-Strike Call Option expires on the 41st non-disrupted day following December 1, 2029, or earlier if Barclays requests early settlement. The settlement method of the Zero-Strike Call Option is physical settlement. The Group will receive the fixed number of Class A ordinary shares determined at the commencement date of the transaction upon expiration or for the portion thereof being settled early, provided that the Zero-Strike Call Option is exercised. The economic substance of the Zero-Strike Call Option is the same as a traditional forward repurchase contract. Because the Zero-Strike Call Option permits physical settlement, it is classified as a reduction from equity and included in treasury equity without any subsequent remeasurement. If Zero-Strike Call Option is not exercised, the initial premium paid, which is recorded as a reduction from equity, will remain in equity.

For retrospective presentation, the number of the Group’s ordinary shares and preferred shares on the consolidated statements of changes in equity have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2022, shares issued and outstanding	60,281,184	6	48,399,922	5
At December 31, 2022, shares issued and outstanding	60,281,184	6	48,399,922	5
Issuance of shares through Business Combination	2,607,498	*	-	-
Issuance of shares for exercise of share awards	117,917	*	-	-
Acquisition of treasury shares	(606,756)	*	-	-
Issuance of shares for cash	1,166,533	*	-	-
At December 31, 2023, shares issued and outstanding	63,566,376	6	48,399,922	5
Issuance of shares for exercise of share awards	1,840,345	*	-	-
Issuance of shares for cash	48,823,355	5	-	-
Issuance of shares in connection with the business combinations	19,587,130	2	-	-
Acquisition of treasury shares	(145,762)	*	-	-
Issuance of shares in connection with conversion of convertible notes	10,246,290	1	-	-
At December 31, 2024, shares issued and outstanding	143,917,734	14	48,399,922	5

*	Amount below US$1

Retained earnings / (Accumulated deficit)

The Group’s retained earnings / (accumulated deficit) include the result of the Group’s operations for the years ended December 31, 2024, 2023, and 2022.

Reserves

The Group’s reserves mainly include the following:

(i)
Share premium, which effectively represents the share subscription amount paid over the par value of the shares. The application of the share premium account is governed by Section 34 of the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands as amended, supplemented or otherwise modified from time to time.

(ii)	All foreign exchange differences arising from the translation of the financial statements of foreign operations.
(iii)	The value of the conversion option of the equity component embedded in the convertible debt.
(iv)	The accumulated share-based payment expenses.
(v)	The amount of derivative liabilities reclassified due to de-recognition of the associated instruments.
(vi)	The amount of treasury shares cancelled.

Capital management

The Group’s primary objective in terms of managing capital is to:

•
safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, mainly by pricing products and services commensurately with the level of risk.

•	To support the Group’s stability and growth.

•	To provide capital for the purpose of strengthening the Group’s risk management capability.

The Group’s business and financial condition are highly correlated with the market price of cryptocurrencies. For the years ended December 31, 2024, 2023 and 2022, the Group’s revenue is substantially generated from cryptocurrency-related operations. The Group has adopted various measures to minimize the risk associated with the fluctuation in the market price of cryptocurrencies. In response to the market dynamics, the Group applied a flexible internal strategy for either converting of cryptocurrencies it obtains through its principal business into fiat currency to support its operations as needs, or holding the cryptocurrencies to capture potential higher appreciation in value in the future.

In order to maintain or adjust the capital structure, the Group reviews and manages its capital structure actively and regularly to ensure optimal capital structure and shareholder returns, taking into account the future capital requirements of the Group and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.

The Group is not subject to externally imposed capital requirements.